Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME
Loans receivable and fees on loans	$ 21,599	$ 23,337
Securities available for sale:
Taxable	735	1,004
Exempt from taxable income	551	565
Other investment income	155	107
Federal funds sold	146	141
Total Interest Income	23,186	25,154
INTEREST EXPENSE
Deposits	2,951	4,229
Other borrowed funds	3,143	3,259
Total Interest Expense	6,094	7,488
Net Interest Income	17,092	17,666
Provision for Loan Losses	1,320	958
Net Interest Income after Provision for Loan Losses	15,772	16,708
NON-INTEREST INCOME
Securities gains (losses), net	(758)	663
Service charges on deposit accounts	2,088	2,092
Other service charges, commissions and fees	1,714	1,789
Other operating income	1,054	841
Other than temporary impairment	0	(167)
Total Non-Interest Income	4,098	5,218
NON-INTEREST EXPENSE
Salaries and employee benefits	9,578	9,503
Occupancy expense of bank premises	1,185	1,156
Furniture and equipment expense	1,193	1,222
Other operating expense	5,326	5,613
Foreclosed Assets - Write-down and operating expenses	3,785	2,190
Total Non-Interest Expense	21,067	19,684
Income (Loss) Before Income Taxes	(1,197)	2,242
Income Tax Expense (Benefit)	(2,679)	220
Net Income	$ 1,482	$ 2,022
Earnings Per Common Share	$ 0.30	$ 0.40
Earnings Per Common Share - Assuming Dilution	$ 0.30	$ 0.40